Baird Intermediate Bond Fund
Baird Intermediate Bond Fund
Investment Objective
The investment objective of the Baird Intermediate Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Barclays Intermediate U.S. Government/Credit Bond Index.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Baird Intermediate Bond Fund	Investor	Institutional
Management Fees	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Baird Intermediate Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor	56	176	307	689
Institutional	31	97	169	381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 45.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar-denominated debt securities:

•	U.S. government and other public-sector agencies

•	Asset-backed and mortgage-backed obligations of U.S. and foreign issuers

•	Corporate debt of U.S. and foreign issuers

The Fund only invests in debt securities rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be investment grade.  After purchase, a security may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase.  In such cases, the Advisor will consider whether to continue to hold the security.  The Fund may hold securities with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Barclays Intermediate U.S. Government/Credit Bond Index.  The duration of the Fund’s benchmark as of March 31, 2014 was 3.88 years.  The dollar-weighted average portfolio effective maturity of the Fund will normally be more than three years but less than six years during normal market conditions.  The Fund may invest in debt securities of all maturities.  The Advisor attempts to diversify the Fund’s portfolio by holding securities of many different issuers and choosing issuers in a variety of sectors.

In determining which securities to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•
Yield curve positioning:  The Advisor selects securities with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the securities in the Fund with the average duration of the securities in the Fund’s benchmark.

•	Sector allocation: The Advisor invests in securities in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•	Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available securities of that issuer to purchase.

The Fund may invest in foreign debt as well as cash or cash equivalents.  The Advisor generally will sell a security when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.

Principal Risks
Please be aware you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Management Risks

The Advisor may err in its choices of securities or portfolio mixes.  Such errors could result in a negative return and a loss to you.

Bond Market Risks

A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest-rate risk”).  Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”).  A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit-quality risk”).

Credit Quality Risks

Bonds receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade securities, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances.  Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Mortgage- and Asset-Backed Securities Risks

Mortgage- and asset-backed securities are subject to interest rate risk.  Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these securities.  When interest rates fall, mortgage- and asset-backed securities may be subject to prepayment risk.  When interest rates rise, certain types of mortgage- and asset-backed securities are subject to extension risk.  Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.

Extension Risk

Extension risk is the risk that debt securities, including mortgage- and asset-backed securities, will be paid off by the borrower more slowly than anticipated, increasing the average life of such securities and the sensitivity of the prices of such securities to future interest rate changes.

Government Obligations Risks

No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).  Securities issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. government. While the U.S. government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as Fannie Mae and Freddie Mac, no assurance can be given that it will always do so.  In September 2008, at the direction of the U.S. Department of the Treasury, Fannie Mae and Freddie Mac were placed into conservatorship under the Federal Housing Finance Agency (“FHFA”), an independent regulator, and they remain in such status as of the date of this Prospectus.  The U.S. government also took steps to provide additional financial support to Fannie Mae and Freddie Mac.

Liquidity Risks

Certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell.  The Advisor may have to lower the price, sell other securities or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Foreign Securities Risks

Foreign investments, even those that are U.S. dollar-denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets, and withholding of foreign taxes.

Valuation Risks

The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Recent Market Events

U.S. and international markets have experienced significant price volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.  Rising interest rates and the tapering of quantitative easing bond purchases by the Federal Reserve Board may increase the potential for market volatility.  As a result, many of the above risks may be increased.  Continuing market problems may have adverse effects on the Fund.  The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception compare with those of a broad measure of market performance.  Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll-free at 1-866-442-2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	3rd quarter 2009	5.04%
Worst quarter:	2nd quarter 2004	-2.50%

Average Annual Total Returns as of December 31, 2013
Average Annual Returns Baird Intermediate Bond Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional	Institutional Class Return Before Taxes	(0.17%)	6.29%	4.69%	5.60%	Sep. 29, 2000
Investor	Investor Class Return Before Taxes	(0.41%)	6.02%	4.41%	5.33%	Sep. 29, 2000
After Taxes on Distributions Institutional	Institutional Class Return After Taxes on Distributions	(1.27%)	4.80%	3.09%	3.85%
After Taxes on Distributions and Sale of Fund Shares Institutional	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	(0.07%)	4.39%	3.05%	3.72%
Barclays Intermediate U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	Barclays Intermediate U.S. Government/Credit Bond Index	(0.86%)	3.96%	4.09%	5.10%	Sep. 29, 2000

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Investor Class shares will vary.  After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  After-tax returns are not relevant if you hold your shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after-tax return.